Inventories, Net (Details) - Schedule of inventory - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Goods in transit	$ 542,331	$ 1,170,641
Finished goods	6,881,437	1,316,742
Subtotal	7,423,768	2,487,383
Less: inventory reserve	(25,520)
Inventories, net	$ 7,398,248	$ 2,487,383